UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5238
                                                     ---------------------

                   Nuveen New York Municipal Value Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                ANNUAL REPORT September 30, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds

                                      NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
                                                                             NNY

                           NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
                                                                             NNP

                               NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAN

                             NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NXK


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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

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

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the 12-month period covered by this report your Fund continued to provide you with tax-free monthly income, as well as with an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

Given the rebounding strength of the economy, some market commentators are speculating about whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place in shorter-term rates. If longer-term rates do begin to rise significantly, some have suggested that this would be a signal to begin adjusting your holdings of fixed-income investments.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2005

Nuveen New York Municipal Exchange-Traded Closed-End Funds
(NNY, NNP, NAN, NXK)


Portfolio Manager's
        COMMENTS


Portfolio manager Paul Brennan discusses the economic and municipal market environments, key investment strategies and the performance of these four New York Funds. Paul has 14 years of investment experience, including 8 years with Nuveen. He has managed NNY, NNP and NAN since 1999 and NXK since its inception in 2001.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE ANNUAL REPORTING PERIOD ENDED SEPTEMBER 30, 2005?

Between October 1, 2004, and September 30, 2005, the Federal Reserve implemented eight separate 0.25% increases in the closely-followed fed funds rate. These actions, which were aimed at controlling economic growth as well as the pace of inflation, raised this short-term target from 1.75% to 3.75%, its highest point since August 2001. Most shorter-term municipal market rates also rose over this period.

By comparison, longer-term interest rates rose at a much more modest pace. The yield on the benchmark 10-year U.S. Treasury note ended September 2005 at 4.33%, compared with 4.12% one year earlier. Longer-term yields in the municipal market followed a similar pattern. The yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, ended the reporting period at 5.04%, just two basis points higher than it was on September 30, 2004. Together, the dramatic rise in shorter-term rates and the modest increase in longer-term rates produced an overall flattening of the yield curve, which generally helped the relative performance of bonds with longer effective maturities while hindering the total return of bonds with shorter maturities or short call dates. (The yield curve is said to flatten when shorter-term interest rates more closely approach the normally higher levels of longer-term interest rates.)

Despite the Fed's rate hikes and a tremendous surge in energy prices, the general economic expansion managed to maintain a fairly solid footing over this reporting period. As one measure, the U.S. gross domestic product (GDP) grew by 3.3% annualized in the fourth quarter of 2004 and by annualized rates of 3.8% and 3.3% in the first and second quarters of 2005, respectively. (Third quarter GDP growth was not available at the time this report was prepared.)

The volatility of the energy sector during this period was reflected in the 1.2% jump in the Consumer Price Index (CPI) during September 2005, the largest monthly increase in 23 years. As of September 2005, the year-over-year increase in the CPI was 4.7%, the fastest annual pace since 1991. The employment picture remained relatively positive, with national unemployment standing at 5.1% in September 2005, down from 5.4% in September 2004.

Over the 12 months ended September 2005, municipal bond supply nationwide remained strong, as $402.4 billion in new securities came to market. During the first nine months of 2005, municipal issuance totaled $309.5 billion in 10,400 issues, up 15% from the same period in 2004, putting 2005's new supply on track to exceed 2003's record $382.7 billion. A major factor behind the increase in supply was the flatter yield curve, which made advance refundings more economically attractive. During January-September 2005, refundings were 55% higher than during the same period in 2004, as issuers sought to take advantage of the current interest rate environment. (Advance refundings, also called pre-refundings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older, existing bonds. This process often results in lower borrowing costs for bond issuers.)


HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

During this 12-month period, New York continued its economic recovery, led by growth in financial services, healthcare, education and tourism. Although more diversified than 10 years ago, the state's economy still remains highly dependent on the financial services sector, which makes it more susceptible to economic cycles. On the positive side, tourism has largely returned to pre-September 11, 2001, levels. However, manufacturing employment continued to decline, especially in upstate New York. As of September 2005, unemployment in New York stood at 5.2%, down from 5.6% in September 2004.

As of September 2005, New York State general obligation bonds were rated A1 with a positive outlook by Moody's, AA with a stable outlook by Standard and Poor's, and AA- with a stable outlook by Fitch. In November 2004, Moody's upgraded its rating to A1 from

A2, citing improvement in the state's economic outlook. That rating was reconfirmed in February 2005, as was S&P's AA rating. In April 2005, Moody's also upgraded the rating on New York City GO debt to A1 from A2, and in May 2005, S&P followed suit, raising the city's rating to A+ from A. These represented the highest ratings ever given New York City by these two credit agencies, which cited the city's ability to make difficult budgetary and fiscal policy decisions in recovering from one of the most serious fiscal crises in decades.

For the 12 months ended September 2005, municipal bond issuance in New York totaled $45.6 billion, an increase of 24% from the previous 12 months. During the first nine months of 2005, state issuers offered $32.1 billion in new issuance, up 30% from January-September 2004. For both time periods, New York ranked second only to California in terms of municipal issuance. According to Moody's, New York State has more outstanding tax-supported debt than any other state in the union.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NEW YORK FUNDS DURING THE 12 MONTHS ENDED SEPTEMBER 30, 2005?

One of our priorities during this reporting period was duration management. Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds being more sensitive to changes and thereby presenting greater interest rate risk. Duration management became increasingly important in 2005, as the flattening of the yield curve resulted in a dramatic rise in advance refundings.

Advance refunding of bonds held by the Funds generally had an immediate, positive impact on their performances, as well as a shortening effect on the Funds' durations. In order to maintain these durations within our preferred strategic range, we sold some of our holdings with shorter durations, including short-dated pre-refunded bonds, bonds that were currently callable, and bonds priced to short calls, all of which tended to underperform in the interest rate environment of the past 12 months.

The proceeds from the sales of these holdings were then reinvested primarily in bonds in the intermediate part of the yield curve, that is, bonds that mature in 10 to 20 years. The longer durations of these bonds enabled us to counteract some of the duration shortening caused by advance refundings and also contributed favorably to the Funds' performances during this period. In addition, selling shorter duration bonds and reinvesting in bonds further out on the yield curve with better call protection helped to improve the Funds' overall call protection profile.

Overall, the ample new issue supply in New York during this period provided a number of opportunities for us to find the types of bonds we were seeking, and we actively took advantage of this situation. While our main focus was on the intermediate part of the yield curve, we also kept an opportunistic eye toward longer-term bonds with maturities between 20 and 30 years that we believed could add value to the Funds' portfolios.

In addition to duration management, we also sought to maintain the Funds' exposures to lower-rated credits. Lower-rated bonds generally performed very well during this period, and as a result they proved popular with investors. While we did not find many appealing opportunities to add to our positions among these types of securities, some of those we did hold were pre-refunded during this period, which led to beneficial price gains.

The majority of our purchase activity in these four Funds focused on AAA rated insured bonds, as we participated in some of the larger issues of this period, including the $2.8 billion New York State Thruway Authority offering in August 2005 and several insured New York City issues. We also added insured credits issued by Sales Tax Asset Receivable Corporation (STAR Corp.) in October 2004. The proceeds from this $2.5 billion issue are being used to refinance New York City Municipal Assistance Corporation (MAC) bonds, which were originally issued in the 1970s as part of the city's bailout plan. The bonds we purchased have maturity dates ranging from 2024 to 2029.

HOW DID THE FUNDS PERFORM?

Individual results for these New York Funds, as well as for comparative indexes and peer group averages, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 9/30/05

                                    1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NNY1                                4.95%            5.99%             5.16%
--------------------------------------------------------------------------------
NNP                                 6.29%            9.27%             6.95%
--------------------------------------------------------------------------------
NAN                                 6.38%            9.71%             NA
--------------------------------------------------------------------------------
NXK                                 6.45%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers
NY Tax-Exempt
Bond Index2                         3.74%            6.25%             6.18%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt
Funds Average3                      7.97%            8.45%             7.04%
--------------------------------------------------------------------------------

*    Annualized

     Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

     For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended September 30, 2005, the total returns on net asset value
(NAV) for all four of the Funds in this report exceeded the return on the Lehman Brothers New York Tax-Exempt Bond Index. Each of the Funds underperformed the average return for the Lipper New York peer group for this period.

One of the primary factors benefiting the 12-month performance of NNP, NAN and NXK relative to that of the unleveraged Lehman Brothers New York index was these Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total return for common shareholders when short-term interest rates remain relatively low and long-term rates stay relatively steady. Because it is unleveraged, NNY did not benefit from this leverage strategy, and this hampered its total return for the period relative to NNP, NAN, NXK and the peer group.



1 NNY is an unleveraged Fund; the remaining three Funds in this report are leveraged.

2 The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper New York Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, 22 funds; 5 years, 11 funds; and 10 years, 9 funds. Fund and Lipper returns assume reinvestment of dividends.

As noted earlier, the municipal market yield curve flattened over the course of this reporting period as short-term interest rates rose dramatically and longer-term interest rates finished the 12 months about where they began. As a result, relatively heavier exposure to longer durations and the longer end of the yield curve helped the performance of NNP, NAN and NXK. The performance of NNY was hindered by the Fund's relatively greater exposure to the shorter duration bonds that were impacted negatively by the yield curve flattening.

All of these Funds also benefited from their allocations of lower-quality bonds during this period, as these bonds generally outperformed other credit quality sectors. This was largely the result of the interest rate environment during this time, as investor demand for the higher yields typically associated with lower-quality bonds drove up the value of these bonds. As of September 30, 2005, allocations of bonds rated BBB and lower and non-rated bonds accounted for 11% of NAN's portfolio, 13% of NNY, 14% of NNP and 17% of NXK.

Among the lower-rated credits making significant contributions to the Funds' total returns for this period were bonds backed by the 1998 master tobacco settlement agreement. As the litigation environment improved, supply/demand dynamics drove tobacco bond prices higher. The Funds' unenhanced BBB rated tobacco holdings accounted for between 2% and 3% of the portfolios of NNY, NNP and NAN and for about 5% of NXK as of September 30, 2005. Lower-rated hospital holdings also enhanced the Funds' total returns for the period, with the healthcare sector ranked second by Lehman in terms of performance among all municipal revenue sectors for the period. Each of the four Funds also had a modest exposure to bonds issued for British Airways and/or American Airlines, which posted strong performance for the year despite turmoil in the airline industry as the result of additional bankruptcies.

The value of the Nuveen New York Funds was also positively impacted during this period by Moody's November 2004 upgrade of the credit rating on New York State general obligation bonds as well as Moody's and S&P's upgrades of the ratings on New York City GO debt in April and May 2005, respectively.

In addition to leverage, yield curve positioning, and credit exposure, another major factor in the Funds' performances during this period was advance refundings. As mentioned earlier, refinancings rose sharply during this period, and the Funds' performances benefited from the price appreciation and enhanced credit quality associated with advance refundings. Among the Funds' holdings that were pre-refunded during this period were BBB rated tobacco bonds issued by Westchester Asset Securitization Tobacco Corporation and a BBB- rated Yonkers Inc. industrial development issue. These bonds were held by NNY, NNP and NAN.

More generally, the amount and timing of an advance refunding of a holding within a portfolio had a great deal of impact on whether this event ultimately helped or hurt the Fund's overall performance over the period. Usually, a bond that was advance refunded tended to benefit from an immediate price increase as its credit quality was upgraded (because the bond is now backed by U.S. Government securities). However, that same bond - now priced as a high quality issue to a shorter final maturity - might then have underperformed lower quality issues and issues with longer final maturities over the balance of the reporting period. Therefore, the size of the holding, the credit quality boost caused by the pre-refunding and the amount of time remaining before the end of the reporting period all had an impact on the overall performance of a pre- refunded bond.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2005?

We continued to believe that maintaining strong credit quality was an important requirement. As of September 30, 2005, all four of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 79% in NNP and NXK to 80% in NNY and 83% in NAN.

As of September 30, 2005, potential call exposure for the period from October 2005 through the end of 2007 ranged from 2% in NXK to 5% in NAN, 6% in NNP and 12% in NNY. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


All of the Funds in this report except NNY use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates these three leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging still provided benefits for common shareholders, the extent of these benefits was reduced. This resulted in one monthly dividend reduction in NAN and NXK and two in NNP over the 12-month period ended September 30, 2005. The dividend of NNY remained stable throughout this reporting period.

In addition, due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2004 as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NNY                          $    --                            $0.0012
--------------------------------------------------------------------------------
NNP                          $0.0798                            $0.0021
--------------------------------------------------------------------------------
NXK                          $0.0618                            $0.0006
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             9/30/05                   12-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NNY                           -8.04%                             -6.68%
--------------------------------------------------------------------------------
NNP                           -2.62%                             -4.52%
--------------------------------------------------------------------------------
NAN                           +1.77%                             -1.17%
--------------------------------------------------------------------------------
NXK                           -1.48%                             -2.88%
--------------------------------------------------------------------------------

Nuveen New York Municipal Value Fund, Inc.
NNY

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              53%
AA                               27%
A                                 7%
BBB                               8%
BB or Lower                       3%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0355
Nov                           0.0355
Dec                           0.0355
Jan                           0.0355
Feb                           0.0355
Mar                           0.0355
Apr                           0.0355
May                           0.0355
Jun                           0.0355
Jul                           0.0355
Aug                           0.0355
Sep                           0.0355

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       9.17
                              9.1
                              9.16
                              9.2
                              9.14
                              9.23
                              9.32
                              9.28
                              9.31
                              9.36
                              9.31
                              9.27
                              9.19
                              9.36
                              9.32
                              9.28
                              9.33
                              9.29
                              9.29
                              9.33
                              9.35
                              9.33
                              9.29
                              9.33
                              9.34
                              9.32
                              9.09
                              9.12
                              9.09
                              9.18
                              9.31
                              9.29
                              9.31
                              9.25
                              9.27
                              9.16
                              9.19
                              9.2
                              9.16
                              9.19
                              9.15
                              9.1
                              9.15
                              9.05
                              9.15
                              9.07
                              9.05
                              9.07
                              9.07
                              9.02
                              8.99
                              9.01
                              9.03
                              9.01
                              8.98
                              8.95
                              9.12
                              9.05
                              9.06
                              9.02
                              8.97
                              8.99
                              9
                              8.97
                              8.95
                              9
                              9.06
                              9.11
                              9.05
                              9.09
                              9.1
                              9.1
                              8.99
                              9.04
                              9.08
                              9.14
                              9.14
                              9.1
                              9.14
                              9.17
                              9.18
                              9.2
                              9.24
                              9.28
                              9.3
                              9.33
                              9.24
                              9.234
                              9.37
                              9.41
                              9.52
                              9.42
                              9.38
                              9.42
                              9.4
                              9.43
                              9.19
                              9.18
                              9.13
                              9.19
                              9.34
                              9.36
                              9.3
                              9.37
                              9.5
                              9.5
                              9.4
                              9.36
                              9.35
                              9.28
                              9.33
                              9.26
                              9.22
                              9.2
                              9.25
                              9.26
                              9.32
                              9.25
                              9.17
                              9.11
                              9.07
                              9.4
                              9.35
                              9.43
                              9.52
                              9.57
                              9.42
                              9.49
                              9.46
                              9.34
                              9.36
                              9.45
                              9.45
                              9.4
                              9.42
                              9.44
                              9.38
                              9.35
                              9.3
                              9.29
                              9.24
                              9.3
                              9.34
                              9.41
                              9.37
                              9.46
                              9.46
                              9.47
                              9.47
                              9.45
                              9.5
                              9.45
                              9.45
                              9.56
                              9.53
                              9.53
                              9.5
                              9.58
                              9.55
                              9.57
                              9.53
                              9.61
                              9.62
                              9.7
                              9.59
                              9.53
                              9.59
                              9.6
                              9.74
                              9.71
                              9.64
                              9.61
                              9.64
                              9.6
                              9.59
                              9.73
                              9.69
                              9.65
                              9.75
                              9.64
                              9.54
                              9.5
                              9.58
                              9.64
                              9.61
                              9.68
                              9.64
                              9.62
                              9.65
                              9.68
                              9.73
                              9.7
                              9.74
                              9.71
                              9.65
                              9.69
                              9.71
                              9.74
                              9.69
                              9.73
                              9.71
                              9.75
                              9.7
                              9.65
                              9.75
                              9.714
                              9.7
                              9.69
                              9.78
                              9.69
                              9.69
                              9.7
                              9.73
                              9.69
                              9.69
                              9.7
                              9.68
                              9.6
                              9.62
                              9.52
                              9.54
                              9.52
                              9.59
                              9.55
                              9.56
                              9.6
                              9.54
                              9.59
                              9.68
                              9.63
                              9.6
                              9.69
                              9.77
                              9.7
                              9.71
                              9.72
                              9.74
                              9.64
                              9.65
                              9.7
                              9.67
                              9.63
                              9.54
                              9.44
                              9.45
                              9.45
                              9.48
                              9.45
                              9.33
                              9.24
                              9.29
                              9.24
                              9.26
                              9.28
9/30/05                       9.26

FUND SNAPSHOT
------------------------------------
Common Share Price             $9.26
------------------------------------
Common Share Net Asset Value  $10.07
------------------------------------
Premium/(Discount) to NAV     -8.04%
------------------------------------
Market Yield                   4.60%
------------------------------------
Taxable-Equivalent Yield1      6.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $152,236
------------------------------------
Average Effective
Maturity on Securities (Years) 18.45
------------------------------------
Modified Duration               5.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          5.88%         4.95%
------------------------------------
5-Year          6.32%         5.99%
------------------------------------
10-Year         4.57%         5.16%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.5%
------------------------------------
Long-Term Care                 12.0%
------------------------------------
U.S. Guaranteed                11.5%
------------------------------------
Healthcare                     10.9%
------------------------------------
Utilities                       8.9%
------------------------------------
Transportation                  8.6%
------------------------------------
Education and Civic
   Organizations                8.1%
------------------------------------
Housing/Multifamily             5.1%
------------------------------------
Tax Obligation/General          4.7%
------------------------------------
Other                           9.7%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0012 per share.

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP


Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              53%
AA                               26%
A                                 7%
BBB                               9%
BB or Lower                       3%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0845
Nov                           0.0845
Dec                           0.0845
Jan                           0.0845
Feb                           0.0845
Mar                           0.0815
Apr                           0.0815
May                           0.0815
Jun                           0.0815
Jul                           0.0815
Aug                           0.0815
Sep                            0.078

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       15.66
                              15.68
                              15.7
                              15.76
                              15.72
                              15.85
                              15.8
                              15.83
                              15.77
                              15.82
                              15.81
                              15.9
                              15.78
                              15.84
                              15.83
                              15.84
                              16.01
                              15.95
                              16.12
                              16.11
                              16.14
                              16.13
                              16.13
                              16.26
                              16.32
                              16.2
                              15.77
                              15.63
                              15.58
                              15.62
                              15.74
                              15.75
                              15.7
                              15.79
                              15.84
                              15.62
                              15.99
                              15.88
                              15.95
                              15.95
                              15.8
                              15.8
                              15.96
                              15.73
                              15.78
                              15.78
                              15.77
                              15.8
                              15.85
                              15.88
                              15.62
                              15.59
                              15.57
                              15.55
                              15.46
                              15.47
                              15.45
                              15.44
                              15.39
                              15.36
                              15.3
                              15.43
                              15.47
                              15.61
                              15.6
                              15.7
                              15.67
                              15.72
                              15.99
                              15.71
                              15.6
                              15.52
                              15.4
                              15.45
                              15.39
                              15.38
                              15.37
                              15.37
                              15.33
                              15.41
                              15.37
                              15.41
                              15.48
                              15.51
                              15.58
                              15.6
                              15.6
                              15.68
                              15.63
                              15.69
                              15.91
                              15.87
                              15.784
                              15.78
                              15.83
                              15.81
                              15.66
                              15.6
                              15.58
                              15.53
                              15.55
                              15.63
                              15.6
                              15.65
                              15.63
                              15.64
                              15.64
                              15.57
                              15.53
                              15.38
                              15.36
                              15.19
                              15.25
                              15.26
                              15.1
                              15.15
                              15.09
                              15
                              14.95
                              14.72
                              14.72
                              14.55
                              14.62
                              14.64
                              14.77
                              14.74
                              14.9
                              14.94
                              15.01
                              14.94
                              14.95
                              15.03
                              15.03
                              15.03
                              15.07
                              15.06
                              15.1
                              15.23
                              15.18
                              15.18
                              15.16
                              15.19
                              15.3
                              15.34
                              15.44
                              15.39
                              15.39
                              15.5
                              15.61
                              15.71
                              15.65
                              15.54
                              15.58
                              15.65
                              15.66
                              15.62
                              15.66
                              15.74
                              15.71
                              15.75
                              15.73
                              15.74
                              15.91
                              15.86
                              15.85
                              15.73
                              15.72
                              15.93
                              16.01
                              16
                              16.04
                              15.98
                              15.99
                              15.97
                              15.92
                              15.92
                              15.86
                              15.88
                              15.81
                              16.04
                              16.04
                              15.95
                              15.94
                              16
                              15.99
                              16.02
                              16.17
                              16.22
                              16.2
                              16.15
                              16.2
                              16.17
                              16.15
                              16.16
                              16.19
                              16.19
                              16.2
                              16.14
                              16.15
                              16.2
                              16.14
                              16.24
                              16.19
                              16.2
                              16.25
                              16.16
                              16.24
                              16.22
                              16.25
                              16.2
                              16.2
                              16.33
                              16.47
                              16.34
                              16.37
                              16.38
                              16.23
                              16.11
                              16.17
                              16.13
                              16.1
                              16.12
                              16.14
                              16.12
                              16.23
                              16.27
                              16.25
                              16.32
                              16.35
                              16.35
                              16.45
                              16.522
                              16.54
                              16.62
                              16.54
                              16.8
                              16.82
                              16.81
                              16.8
                              16.75
                              16.84
                              16.5
                              16.31
                              16.3
                              16.27
                              16.24
                              16.22
                              16.37
                              16.23
                              15.96
                              15.92
                              15.93
                              16.06
                              16.03
9/30/05                       16.01


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.01
------------------------------------
Common Share
Net Asset Value               $16.44
------------------------------------
Premium/(Discount) to NAV     -2.62%
------------------------------------
Market Yield                   5.85%
------------------------------------
Taxable-Equivalent Yield1      8.73%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $246,255
------------------------------------
Average Effective
Maturity on Securities (Years) 17.35
------------------------------------
Leverage-Adjusted Duration      8.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          9.37%         6.29%
------------------------------------
5-Year          9.78%         9.27%
------------------------------------
10-Year         6.48%         6.95%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         18.4%
------------------------------------
U.S. Guaranteed                14.2%
------------------------------------
Education and Civic
   Organizations               13.3%
------------------------------------
Healthcare                      9.9%
------------------------------------
Transportation                  8.9%
------------------------------------
Utilities                       8.0%
------------------------------------
Water and Sewer                 6.7%
------------------------------------
Long-Term Care                  5.1%
------------------------------------
Housing/Multifamily             4.9%
------------------------------------
Other                          10.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0819 per share.

Nuveen New York Dividend Advantage Municipal Fund
NAN

Performance
      OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              58%
AA                               25%
A                                 6%
BBB                               6%
BB or Lower                       2%
NR                                3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Oct                           0.0825
Nov                           0.0825
Dec                           0.0825
Jan                           0.0825
Feb                           0.0825
Mar                           0.0825
Apr                           0.0825
May                           0.0825
Jun                           0.0825
Jul                           0.0825
Aug                           0.0825
Sep                           0.0785

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       15
                              15.03
                              14.98
                              15.01
                              15
                              15.03
                              15.11
                              15.26
                              15.17
                              15.28
                              15.22
                              15.28
                              15.24
                              15.26
                              15.29
                              15.33
                              15.4
                              15.37
                              15.32
                              15.35
                              15.32
                              15.34
                              15.3
                              15.34
                              15.44
                              15.3
                              15.09
                              15.15
                              15.15
                              15.38
                              15.3
                              15.34
                              15.47
                              15.52
                              15.52
                              15.59
                              15.6
                              15.45
                              15.55
                              15.5
                              15.44
                              15.35
                              15.25
                              15.2
                              15.21
                              15.4
                              15.47
                              15.45
                              15.57
                              15.57
                              15.49
                              15.38
                              15.49
                              15.4
                              15.34
                              15.31
                              15.34
                              15.4
                              15.44
                              15.41
                              15.4
                              15.47
                              15.43
                              15.55
                              15.56
                              15.6
                              15.7
                              15.6
                              15.6
                              15.61
                              15.61
                              15.58
                              15.62
                              15.72
                              15.72
                              15.68
                              15.64
                              15.71
                              15.66
                              15.8
                              15.76
                              15.768
                              15.77
                              15.77
                              15.75
                              15.75
                              15.63
                              15.76
                              15.75
                              15.72
                              15.69
                              15.7
                              15.62
                              15.69
                              15.66
                              15.65
                              15.58
                              15.6
                              15.51
                              15.49
                              15.55
                              15.59
                              15.61
                              15.66
                              15.67
                              15.69
                              15.67
                              15.64
                              15.6
                              15.36
                              15.4
                              15.35
                              15.45
                              15.42
                              15.4
                              15.35
                              15.34
                              15.38
                              15.28
                              15.2
                              14.93
                              14.71
                              14.69
                              14.72
                              14.93
                              14.89
                              15.01
                              15.03
                              15.03
                              15
                              14.99
                              15.07
                              15.18
                              15.16
                              15.19
                              15.01
                              15.05
                              15.16
                              15.19
                              15.25
                              15.21
                              15.26
                              15.44
                              15.7
                              15.7
                              15.73
                              15.73
                              15.9
                              15.61
                              15.72
                              15.8
                              15.77
                              15.85
                              16
                              15.73
                              15.71
                              15.81
                              15.97
                              15.96
                              15.95
                              15.72
                              15.69
                              15.71
                              15.83
                              15.85
                              15.86
                              15.84
                              15.93
                              15.92
                              15.93
                              15.9
                              15.94
                              15.91
                              15.9
                              15.94
                              15.95
                              15.97
                              16
                              15.9
                              15.91
                              15.98
                              16.02
                              15.93
                              15.99
                              15.91
                              15.93
                              15.97
                              16
                              16.06
                              16.15
                              16.15
                              16.18
                              16.2
                              16.14
                              16.23
                              16.35
                              16.54
                              16.4
                              16.38
                              16.47
                              16.44
                              16.35
                              16.4
                              16.37
                              16.25
                              16.22
                              16.19
                              16.7
                              16.49
                              16.49
                              16.49
                              16.37
                              16.31
                              16.3
                              16.2
                              16.1
                              15.95
                              15.96
                              15.96
                              15.93
                              15.89
                              15.98
                              16.05
                              15.94
                              15.99
                              15.95
                              16.12
                              16.17
                              16.22
                              16.35
                              16.47
                              16.42
                              16.45
                              16.3
                              16.39
                              16.51
                              16.62
                              16.69
                              16.7
                              16.7
                              16.7
                              16.66
                              16.52
                              16.46
                              16.55
                              16.64
                              16.7
                              16.43
                              16.25
                              15.94
                              15.93
                              15.84
                              15.95
                              16
9/30/05                       16.11


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.11
------------------------------------
Common Share
Net Asset Value               $15.83
------------------------------------
Premium/(Discount) to NAV      1.77%
------------------------------------
Market Yield                   5.85%
------------------------------------
Taxable-Equivalent Yield1      8.73%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $145,701
------------------------------------
Average Effective
Maturity on Securities (Years) 17.69
------------------------------------
Leverage-Adjusted Duration      7.54
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         14.24%         6.38%
------------------------------------
5-Year         12.15%         9.71%
------------------------------------
Since
Inception       7.43%         7.81%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     22.0%
------------------------------------
Tax Obligation/Limited         18.3%
------------------------------------
Education and Civic
   Organizations               11.5%
------------------------------------
U.S. Guaranteed                10.6%
------------------------------------
Transportation                  8.4%
------------------------------------
Tax Obligation/General          8.2%
------------------------------------
Utilities                       6.9%
------------------------------------
Housing/Multifamily             3.9%
------------------------------------
Other                          10.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              61%
AA                               18%
A                                 4%
BBB                              12%
BB or Lower                       3%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795
Mar                           0.0795
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       14.71
                              14.76
                              14.76
                              14.66
                              14.8
                              15.1
                              14.85
                              14.85
                              14.92
                              14.96
                              14.98
                              15.12
                              14.88
                              15.02
                              15
                              14.99
                              14.99
                              15.14
                              15.27
                              15.06
                              15.15
                              15.27
                              15.27
                              15.28
                              15.2
                              14.95
                              14.83
                              14.85
                              15.03
                              15.21
                              15.3
                              15.06
                              15
                              15
                              14.96
                              14.9
                              14.91
                              15.02
                              15
                              15.05
                              14.77
                              14.95
                              14.8
                              14.75
                              14.98
                              14.9
                              14.82
                              14.9
                              14.81
                              14.93
                              14.78
                              14.72
                              14.69
                              14.7
                              14.76
                              14.95
                              14.85
                              14.75
                              15
                              14.87
                              14.84
                              14.94
                              14.84
                              14.8
                              14.8
                              14.86
                              14.94
                              14.86
                              14.93
                              14.93
                              15.1
                              15.26
                              15.2
                              15.24
                              15.25
                              15.25
                              15.16
                              15.14
                              15.24
                              15.25
                              15.22
                              15.36
                              15.3
                              15.37
                              15.3
                              15.29
                              15.2
                              15.21
                              15.2
                              15.2
                              15.05
                              15.07
                              15.03
                              15.05
                              15.1
                              15.1
                              15.06
                              14.91
                              14.65
                              14.67
                              14.73
                              14.77
                              14.79
                              14.9
                              14.9
                              14.9
                              14.89
                              14.95
                              14.96
                              14.92
                              14.91
                              14.67
                              14.88
                              15.06
                              14.96
                              14.8
                              14.7
                              14.68
                              14.67
                              14.34
                              14.3
                              14.29
                              14.29
                              14.61
                              14.6
                              14.6
                              14.67
                              14.75
                              14.69
                              14.61
                              14.55
                              14.54
                              14.6
                              14.65
                              14.67
                              14.75
                              14.82
                              14.95
                              14.91
                              14.77
                              14.81
                              14.75
                              15.04
                              15
                              14.94
                              14.97
                              14.97
                              15.12
                              15.06
                              15.13
                              15.04
                              15
                              15.15
                              15.25
                              15.15
                              15.07
                              15
                              14.99
                              15.19
                              15.24
                              15.27
                              15.28
                              15.2
                              15.11
                              15.15
                              15.15
                              15.13
                              15.2
                              15.34
                              15.27
                              15.27
                              15.28
                              15.3
                              15.3
                              15.34
                              15.34
                              15.28
                              15.29
                              15.24
                              15.27
                              15.3
                              15.25
                              15.25
                              15.38
                              15.45
                              15.54
                              15.75
                              15.74
                              15.77
                              15.79
                              15.7
                              15.86
                              15.84
                              15.8
                              15.85
                              15.83
                              15.93
                              15.87
                              15.82
                              15.88
                              15.92
                              15.92
                              15.85
                              15.85
                              16
                              15.95
                              15.99
                              15.99
                              16.03
                              15.83
                              15.83
                              15.78
                              15.88
                              15.87
                              15.8
                              15.81
                              15.92
                              15.7
                              15.74
                              15.72
                              15.75
                              15.87
                              16
                              15.8
                              15.78
                              15.7
                              15.72
                              15.71
                              15.72
                              15.8
                              16
                              15.95
                              16
                              16
                              16.02
                              16.13
                              16.05
                              16.13
                              16.05
                              15.99
                              16.11
                              15.95
                              15.92
                              15.9
                              15.89
                              16.06
                              15.85
                              15.84
                              15.66
                              15.62
                              15.49
                              15.44
                              15.49
                              15.4
9/30/05                       15.34


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.34
------------------------------------
Common Share
Net Asset Value               $15.57
------------------------------------
Premium/(Discount) to NAV     -1.48%
------------------------------------
Market Yield                   5.95%
------------------------------------
Taxable-Equivalent Yield1      8.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $100,606
------------------------------------
Average Effective
Maturity on Securities (Years) 18.65
------------------------------------
Leverage-Adjusted Duration      7.56
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         10.61%         6.45%
------------------------------------
Since
Inception       7.05%         8.26%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         17.9%
------------------------------------
Healthcare                     12.4%
------------------------------------
Transportation                 12.2%
------------------------------------
Utilities                      11.4%
------------------------------------
Education and Civic
   Organizations               11.2%
------------------------------------
U.S. Guaranteed                10.2%
------------------------------------
Tax Obligation/General          8.4%
------------------------------------
Water and Sewer                 6.2%
------------------------------------
Other                          10.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0624 per share.

Shareholder
       MEETING REPORT

The Special Shareholder Meeting was held at The Northern Trust Bank, 50 S. LaSalle St., Chicago, IL on July 26, 2005.

                                                              NNY                NNP                   NAN                 NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT
WAS REACHED AS FOLLOWS:
                                                                                Common and           Common and         Common and
                                                                             MuniPreferred        MuniPreferred      MuniPreferred
                                                                             shares voting        shares voting      shares voting
                                                              Common              together             together           together
                                                              shares            as a class           as a class         as a class
------------------------------------------------------------------------------------------------------------------------------------
   For                                                    13,079,062            13,058,442            8,800,454          6,158,852
   Against                                                    82,201                96,144               60,663             52,689
   Abstain                                                   333,736               247,259              107,001             75,861
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  13,494,999            13,401,845            8,968,118          6,287,402
====================================================================================================================================

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN NEW YORK  MUNICIPAL VALUE FUND, INC.
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund 2 as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund 2 at September 30, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP

Chicago, Illinois
November 11, 2005

                        Nuveen New York Municipal Value Fund, Inc. (NNY)
                        Portfolio of
                                INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2% (0.2% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York, Liberty        9/15 at 100.00        BBB-     $      278,900
                 Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.6% (2.6% OF TOTAL INVESTMENTS)

          460   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            476,546
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          485   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            500,292
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          360   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            369,335
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        BBB-          1,067,100
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          275   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            281,276
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        1,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          1,328,063
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.0% (8.1% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Law School, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            649,080
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            814,463

        2,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          2,088,200
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

          575   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            622,817
                 Revenue Bonds, Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            251,703
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,142,647
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

                Dormitory Authority of the State of New York, Second General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,152,730
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,662,136

          615   Dormitory Authority of the State of New York, Revenue                   No Opt. Call         AAA            704,753
                 Bonds, City University of New York, Series 2005A,
                 5.500%, 7/01/18 - FGIC Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 102.00          AA            826,148
                 Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,370,388
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

          800   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00          AA            854,768
                  Bonds, D'Youville College, Series 2001,
                 5.250%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.8% (10.9% OF TOTAL INVESTMENTS)

          490   Cattaraugus County Industrial Development Agency,                     8/08 at 102.00          AA            507,611
                 New York, Revenue Bonds, Olean General Hospital,
                 Series 1998A, 5.250%, 8/01/23

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            304,106
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          760   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            827,708
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11


                                       19

                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         500   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA     $      525,345
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,274,981
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,085,090

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            249,053
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            498,120
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

          100   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00          B2             98,818
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

        2,250   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00         AAA          2,366,595
                 Mortgage Nursing Home Revenue Bonds, Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1            253,768
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

          900   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            946,206
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

          705   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            740,088
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        1,635   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,790,570
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            521,575
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            527,860
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,057,320
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        1,250   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00        Baa1          1,375,775
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Catherine of Siena Medical Center,
                 Series 2000A, 6.500%, 7/01/20

          970   Newark-Wayne Community Hospital, New York, Hospital                   3/06 at 100.00         N/R            969,952
                 Revenue Refunding and Improvement Bonds, Series 1993A,
                 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            520,500
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.0% (5.1% OF TOTAL INVESTMENTS)

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            434,096
                 Section 8 Assisted Revenue Refunding Bonds, Bennet
                 Project, Series 2001A, 6.700%, 4/01/21

        1,690   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          1,785,384
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA          1,044,620
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,036,230
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,035,880

          480   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            479,981
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          440   New York State Housing Finance Agency, Secured Mortgage               8/11 at 100.00         Aa1            461,780
                 Program Multifamily Housing Revenue Bonds, Series 2001E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency, New York,           8/11 at 102.00         Aaa          1,368,878
                 GNMA Collateralized Mortgage Loan Revenue Bonds, Living
                 Independently for the Elderly Inc., Series 2001A,
                 5.375%, 8/20/21


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.1% (3.1% OF TOTAL INVESTMENTS)

$       3,750   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1     $    3,853,238
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            849,937
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 11.8% (12.0% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,100,740
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,143,960
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,187,938
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38

          525   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            566,286
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            556,786
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        2,975   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00          AA          3,131,991
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                  the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        1,845   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AA-          1,910,018
                 Mortgage Revenue Bonds, German Masonic Home
                 Corporation, Series 1996, 5.950%, 8/01/26

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AAA          3,127,260
                 Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,046,010
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

          135   Dormitory Authority of the State of New York, Revenue                 7/15 at 100.00           A            136,632
                 Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 -
                 ACA Insured

        1,000   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Aa3          1,090,270
                 Bonds, Concord Nursing Home Inc., Series 2000,
                 6.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.6% (4.7% OF TOTAL INVESTMENTS)

          750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A+            816,210
                 Series 2004C, 5.250%, 8/15/16

          825   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            897,452
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        1,000    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          1,080,730
        1,000    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          1,075,740

          400   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            430,724
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,134,500
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            582,104
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.3% (20.5% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,099,370
                 Series 2003A, 5.250%, 11/01/21

          350   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            398,489
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AA-          1,052,090
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,163,880
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          1,034,760

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            586,622
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34


                                       21


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,330   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA     $    1,395,223
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
          395    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA            427,718
          250    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            263,092

          105   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA            107,882
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - FSA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,620
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

          140   New York State Housing Finance Agency, Suffolk County,                  No Opt. Call        Baa1            142,411
                 H.E.L.P. Secured Loan Rental Housing Revenue Bonds,
                 Series 1989A, 8.100%, 11/01/05

        1,810   Dormitory Authority of the State of New York, Service                 4/12 at 100.00         AA-          1,944,302
                 Contract Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/16

        2,450   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,817,843
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          1,724,506
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        1,000   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          1,069,550
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/20 -
                 FSA Insured

          600   New York State Urban Development Corporation, Special                   No Opt. Call         AA-            706,716
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,750   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          1,901,200
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,063,130
          740    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            786,146
          550    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            583,022
        1,510    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,595,994

        1,230   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,314,686
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
          500    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA            544,520
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,168,420

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,091,620
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           90   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             98,227
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

        1,500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,685,670
                 Loan Note, Series 1999A, 6.500%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.5% (8.6% OF TOTAL INVESTMENTS)

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            426,096
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA            556,060
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

        1,565   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          1,645,551
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

        1,100   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2            988,504
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            951,680
                 Special Facilities Revenue Bonds, JFK Airport -
                 American Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         500   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA     $      525,870
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        1,200   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          1,259,916
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            533,620
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            541,265
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,060,250

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,642,275
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            902,616
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            869,696


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.4% (11.5% OF TOTAL INVESTMENTS)

          350   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            394,755
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded to 7/15/10)

        2,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,363,625
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***            168,105
          655    6.150%, 6/01/25 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***            738,270

           20   New York City, New York, General Obligation Bonds, Fiscal            10/07 at 101.00         Aaa             21,393
                 Series 1997G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)

        3,345   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          4,045,242
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16

           25   Dormitory Authority of the State of New York, Suffolk County,        10/05 at 110.29     Baa1***             34,949
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14

          600   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00       AA***            671,232
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,096,010
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded to 4/01/14) - MBIA Insured

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,187,340
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11
                 (Alternative Minimum Tax) - MBIA Insured

          750   Niagara Falls City School District, Niagara County, New York,         6/09 at 101.00     BBB-***            847,433
                 Certificates of Participation, High School Facility, Series 2000,
                 6.625%, 6/15/28 (Pre-refunded to 6/15/09)

        2,600   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          3,029,936
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00      BBB***          1,455,313
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded to 7/15/10)

        1,120   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00     BBB-***          1,302,146
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded
                 to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.8% (8.9% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
          150    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA            157,757
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,630,875


                                       23


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,330   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-     $    2,515,771
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System General        5/11 at 100.00          A-            787,808
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,006,680
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
                 LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        1,500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA          1,510,560
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

        1,500   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          1,583,685
                 Series 2000A, 5.250%, 11/15/40

          500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            531,310
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory
                 put 11/15/12)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            266,593
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/14)

          750   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            791,723
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,008,120
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            578,563


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.7% (3.8% OF TOTAL INVESTMENTS)

          300   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            318,760
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        1,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,078,810
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,250   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          1,358,886
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          1,656,390
                 Water and Sewerage System Revenue Bonds ,Fiscal
                 Series 2001D, 5.500%, 6/15/17

          415   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            464,902
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

          740   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+            811,845
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19
------------------------------------------------------------------------------------------------------------------------------------
$     140,215   Total Long-Term Investments (cost $142,161,291) - 98.8%                                                 150,387,656
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      1,848,174
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  152,235,830
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                        Portfolio of
                                INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         735   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      745,422
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.1% (2.9% OF TOTAL INVESTMENTS)

          860   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            887,116
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          745   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            764,318
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,057,980
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

        2,500   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        BBB-          2,667,750
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          695   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            710,860
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        3,750   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          3,984,188
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.6% (13.3% OF TOTAL INVESTMENTS)

        1,500   Albany Industrial Development Agency, New York, Revenue              12/09 at 101.00          AA          1,686,495
                 Bonds, Albany Law School, Series 1999A, 6.750%, 12/01/29 -
                 RAAI Insured

        2,700   Brookhaven Industrial Development Agency, New York, Revenue          12/07 at 101.00          A3          2,809,701
                 Bonds, St. Joseph's College, Series 2000, 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,           9/08 at 101.00        BBB-          1,313,527
                 Revenue Bonds, St. Bonaventure University, Series 1998B,
                 5.000%, 9/15/13

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College,
                Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA          1,058,620
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,492,001

        3,000   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA          3,132,300
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/27 - MBIA Insured

          750   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            812,370
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

          580   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            595,869
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          850   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            882,955
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AA-          2,916,775
                 State University Educational Facilities, Series 1993A,
                 5.875%, 5/15/17

        1,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          1,137,530
                 Revenue Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

          730   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            836,536
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          580   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            626,562
                 Fashion Institute of Technology, Series 2000,
                 5.375%, 7/01/20 - FSA Insured

        5,590   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          A+          6,001,145
                 University of Rochester, Series 1999A, 5.500%, 7/01/16


                                       25

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
$       1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA     $    1,373,663
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,101,530
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,184,104

        8,345   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          9,148,707
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University
                System, Series 1998-2:
        1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA          1,572,710
        1,055    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA          1,113,563

        2,120   Dormitory Authority of the State of New York, General                   No Opt. Call         AAA          2,447,243
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/20 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         AAA          1,105,820
                 Columbia University, Series 2002B, 5.375%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.7% (9.9% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,085,090
        1,250    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,356,363

          745   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            742,176
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          750   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            747,180
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          2/06 at 100.00         AAA          2,031,880
                 St. Vincent's Hospital and Medical Center, Series 1991,
                 7.400%, 8/01/30

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00          AA          1,061,860
                 Mortgage Hospital Revenue Bonds, St. James Mercy
                 Hospital, Series 1998, 5.250%, 2/01/18

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,102,680
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        4,105   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,495,591
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          900   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            938,835
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1          1,319,650
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          8,657,280
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        3,400   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          3,594,888
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        3,750   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          4,127,325
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        1,200   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         Ba2          1,241,220
                 Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,510   New York State Medical Care Facilities Finance Agency,                2/06 at 100.00         AAA          1,522,835
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

        1,100   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB          1,145,100
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.2% (4.9% OF TOTAL INVESTMENTS)

$       4,530   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA     $    4,785,673
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 (DD, settling 10/03/05) - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,668,330
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,071,760

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            944,926
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            465,660

        1,500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA          1,566,285
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

        1,160   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA          1,159,954
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          390   New York State Housing Finance Agency, Multifamily Housing           11/05 at 100.00         AAA            391,950
                 Revenue Bonds, Series 1989B, 7.550%, 11/01/29
                 (Alternative Minimum Tax) - AMBAC Insured

        1,585   New York State Housing Finance Agency, Multifamily Housing            2/06 at 100.00         Aa1          1,599,725
                 Revenue Bonds, Secured Mortgage Program, Series 1992A,
                 7.000%, 8/15/12 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Secured Mortgage               8/09 at 101.00         Aa1          1,148,631
                 Program Multifamily Housing Revenue Bonds, Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

        1,880   Puerto Rico Housing Finance Corporation, Multifamily Mortgage        10/05 at 100.00        BBB+          1,933,279
                 Revenue Bonds, Portfolio A, Series 1990I, 7.500%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.3% (2.9% OF TOTAL INVESTMENTS)

          375   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1            382,436
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          1,284,413
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

        6,985   New York State Mortgage Agency, Homeowner Mortgage                    4/11 at 100.00         Aa1          7,224,097
                 Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa          1,679,638
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.5% (5.1% OF TOTAL INVESTMENTS)

        1,340   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R          1,445,378
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R          1,418,229
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        2,975   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00          AA          3,131,991
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                 the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A             51,192
          325    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            328,929

        1,375   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 102.00           A          1,510,396
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

        1,825   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          1,879,987
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        1,520   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,616,140
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

        2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA          2,933,083
                 FHA-Insured Mortgage Assisted Civic Facility Revenue
                 Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, New York, FHA-Insured Mortgage            2/08 at 102.00         AAA          4,268,360
                 Revenue Bonds, Loretto Rest Residential Healthcare Facility,
                 Series 1997A, 5.600%, 8/01/17


                                       27

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.7% (4.5% OF TOTAL INVESTMENTS)

$       1,800   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A+     $    1,958,904
                 Series 2004C, 5.250%, 8/15/16

        1,600   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,740,512
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        2,500    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          2,701,825
        2,500    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          2,689,350

        1,000   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,076,810
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          3,201,750
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,428,800
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            217,358
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            217,358

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          750    5.250%, 7/01/23                                                      1/08 at 100.00          A3            780,053
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            520,035


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 27.1% (18.4% OF TOTAL INVESTMENTS)

        2,400   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          2,547,648
                 Series 2003A, 5.000%, 11/01/23

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,503,925
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,104,180
        1,300    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,351,597

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,409,700
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,586,900

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,759,867
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,665   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,795,692
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Nassau County Board of Cooperative Educational
                Services, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,373,537
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,503,833

          250   Dormitory Authority of the State of New York, Department              7/15 at 100.00         AAA            263,092
                 of Health Revenue Bonds, Series 2005A, 5.000%, 7/01/25 -
                 CIFG Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           35    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA             38,703
           30    5.875%, 2/15/19 - FSA Insured                                        8/10 at 100.00         AAA             33,174
           40    8/15/19 - FSA Insured                                                8/10 at 100.00         AAA             44,232

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,620
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        5,600   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          6,440,784
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        6,500   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          6,919,315
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        2,500   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          2,673,875
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/20 -
                 FSA Insured

        4,000   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          4,345,600
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
$       1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA     $    1,063,130
        2,670    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,836,501
        2,125    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,252,585
        1,520    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,606,564

        5,600   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          6,098,624
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

        3,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          3,274,860
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,480   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          3,910,754
                 Loan Note, Series 1999A, 6.500%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.2% (8.9% OF TOTAL INVESTMENTS)

        1,355   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+          1,440,216
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA          1,647,135
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured

        3,890   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          4,090,218
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,707,416
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        2,400   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,524,176
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        3,100   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          3,254,783
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

        1,000   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          1,067,240
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,925   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,031,010
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

        2,300   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          2,438,575
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/06 at 102.00         CCC          1,532,693
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          2,094,340
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          6,077,233
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York, Subordinate        11/12 at 100.00         AAA          2,609,088
                 Lien General Purpose Revenue Refunding Bonds,
                 Series 2002E, 5.250%, 11/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 21.0% (14.2% OF TOTAL INVESTMENTS)

          870   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            981,247
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded to 7/15/10)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,702,065
        1,500    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,702,065

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,308,250
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded to 10/01/15) - FGIC Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***            448,280
          725    6.150%, 6/01/25 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***            817,169


                                       29


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       1,000   New York City Trust for Cultural Resources, New York,                 7/19 at 100.00         AAA     $    1,085,060
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities,
                Series 2000D:
          155    5.875%, 2/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            173,423
          155    5.875%, 2/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            173,423
          180    5.875%, 8/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            201,395

        5,535   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          6,081,415
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded to 5/15/12) - FGIC Insured

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00       AA***          1,342,464
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        1,500   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,666,155
                 Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/22
                 (Pre-refunded to 4/01/13) - MBIA Insured

        2,950   New York State Urban Development Corporation, State Personal          3/13 at 100.00       AA***          3,228,303
                 Income Tax Revenue Bonds, Series 2003B, 5.000%, 3/15/22
                 (Pre-refunded to 3/15/13)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002A:
        2,860    5.375%, 3/15/19 (Pre-refunded to 3/15/12)                            3/12 at 100.00       AA***          3,177,832
        2,000    5.375%, 3/15/20 (Pre-refunded to 3/15/12)                            3/12 at 100.00       AA***          2,222,260

        2,095   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,442,435
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09
                 (Alternative Minimum Tax) - MBIA Insured

        1,785   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          2,007,964
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

        1,600   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA          1,762,912
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20

        7,500   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          8,740,200
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00      BBB***          3,492,750
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded to 7/15/10)

        2,520   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00     BBB-***          2,929,828
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded
                 to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.8% (8.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        1,650    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          1,735,322
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,630,875

        5,000   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          5,384,950
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        3,650   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          3,919,626
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        3,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          3,020,040
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
                 LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        4,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          4,223,160
                 Series 2000A, 5.250%, 11/15/40

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,118,560
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        1,875   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,979,306
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

        4,000   Suffolk County Industrial Development Agency, New York,               1/09 at 101.00         N/R          4,024,800
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.9% (6.7% OF TOTAL INVESTMENTS)

$         700   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA     $      743,778
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,348,513
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          5,435,550
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          2,208,520
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,795,024
                 Water and Sewerage System Revenue, Bonds Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,225   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          2,441,025
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

          120   New York State Environmental Facilities Corporation, State           11/06 at 100.00         AAA            122,786
                 Water Pollution Control Revolving Fund Pooled Revenue
                 Bonds, Series 1994D, 6.900%, 5/15/15

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA          1,096,590
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,668,092
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,424,261
------------------------------------------------------------------------------------------------------------------------------------
$     338,225   Total Long-Term Investments (cost $342,178,370) - 147.4%                                                363,075,598
=============----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          500   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.610%, 12/01/15 - MBIA Insured +
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $342,678,370) - 147.6%                                                          363,575,598
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                      6,979,290
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  246,254,888
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Portion of security purchased on a delayed delivery
                         basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund (NAN)
                        Portfolio of
                                INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         500   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      507,090
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3% (2.3% OF TOTAL INVESTMENTS)

          915   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            947,913
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          565   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            582,814
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          485   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            497,576
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          400   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            409,128
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        2,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          2,390,513
                 Series 1999-1, 6.250%, 7/15/27

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.7% (11.5% OF TOTAL INVESTMENTS)

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,241,510
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,917,640

        3,070   Monroe County Industrial Development Agency, New York,                6/09 at 102.00          AA          3,234,859
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured

          500   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            541,580
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

          330   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            339,029
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,800   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,869,786
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,101,110
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          845   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            968,319
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            540,140
                 Fashion Institute of Technology, Series 2000,
                 5.375%, 7/01/20 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          A+          3,220,650
                 University of Rochester, Series 1999A, 5.500%, 7/01/16

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,923,128
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            823,643

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,370,388
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

        1,500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00          AA          1,627,185
                 Civic Facility Revenue Bonds, Niagara University, Series 2001A,
                 5.350%, 11/01/23 - RAAI Insured

          600   Utica Industrial Development Agency, New York, Revenue Bonds,         6/09 at 101.00         N/R            639,024
                 Utica College, Series 2004A, 6.875%, 12/01/34


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 32.0% (22.0% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Medical Center, Series 1999:
$       1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R     $    1,149,725
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,490,193

          420   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            440,429
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

        1,750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,898,908
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00          B2            247,045
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Franciscan Health Partnership Obligated Group - Frances
                Shervier Home and Hospital, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,109,880
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,107,940

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00          AA          2,031,000
                 Nursing Home Mortgage Revenue Bonds, Gurwin Jewish
                 Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1            253,768
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

          625   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            656,106
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,460   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,694,069
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            625,890
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            527,860
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        2,165    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          2,281,455
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,139,020

        4,850   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          5,128,002
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

        2,480   Dormitory Authority of the State of New York, FHA-Insured             2/09 at 101.00         AAA          2,639,514
                 Mortgage Hospital Revenue Bonds, Memorial Hospital of
                 William F. and Gertrude F. Jones Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          5,183,980
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

        1,575   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,665,279
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          2,201,240
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        4,000   Ulster County Industrial Development Agency, New York, Civic         11/09 at 101.00          A2          4,170,560
                 Facility Revenue Bonds, Kingston Hospital, Series 1999,
                 5.650%, 11/15/24

        3,825   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AA+          4,142,475
                 FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers
                 and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            676,650
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.7% (3.9% OF TOTAL INVESTMENTS)

        2,585   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          2,730,897
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

          920   New York City Housing Development Corporation, New York,             10/05 at 100.00          AA            966,800
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 5.850%, 11/01/20 (Alternative Minimum Tax) (Pre-refunded
                 to 10/27/05)

        3,000   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,108,690
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31


                                       33

                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         750   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA     $      783,143
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          680   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            679,973
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6% (1.8% OF TOTAL INVESTMENTS)

          645   Guam Housing Corporation, Mortgage-Backed Securities                    No Opt. Call         AAA            717,840
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        2,110   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          2,151,841
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            849,937
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.8% (3.3% OF TOTAL INVESTMENTS)

                Appleridge Retirement Community Inc., New York, GNMA
                Collateralized Mortgage Revenue Bonds, Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,259,768
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,371,300

          665   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            717,296
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            787,905
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

          190   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A            192,297
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

        2,570   Yonkers Industrial Development Agency, New York, FHA-Insured          2/09 at 101.00         AAA          2,687,732
                 Mortgage Revenue Bonds, Michael Malotz Skilled Nursing
                 Pavilion, Series 1999, 5.450%, 2/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.9% (8.2% OF TOTAL INVESTMENTS)

        1,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+          1,088,280
                 Fiscal Series 2004C, 5.250%, 8/15/16

        1,125   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,223,798
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        1,500    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          1,621,095
        1,500    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          1,613,610

          600   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            646,086
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        4,950   New York City, New York, General Obligation Bonds, Fiscal             5/09 at 101.00         AAA          5,193,392
                 Series 1999J, 5.125%, 5/15/29 - MBIA Insured

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            846,696
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Rochester, New York, General Obligation Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            812,513
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            813,708

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,502,756
                 Series 1999, 5.600%, 10/15/16

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          500    5.250%, 7/01/23                                                      1/08 at 100.00          A3            520,035
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            520,035

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 26.6% (18.3% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,099,370
                 Series 2003A, 5.250%, 11/01/21

        1,155   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue       9/15 at 100.00         AAA          1,242,399
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/18 -
                 MBIA Insured

          550   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            626,197
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
$       1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-     $    1,941,638
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,052,090

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,163,880
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,069,520

        1,130   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,183,720
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,180   Nassau County Interim Finance Authority, New York, Sales and            No Opt. Call         AAA          2,410,818
                 Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 -
                 AMBAC Insured

        1,670   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,751,897
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

          590   Dormitory Authority of the State of New York, Department of           7/15 at 100.00         AAA            638,870
                 Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

           35   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA             38,703
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,620
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        1,000   Dormitory Authority of the State of New York, Service Contract        4/12 at 100.00         AA-          1,068,310
                 Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/19

        3,400   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          3,910,476
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,385   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          1,481,327
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/20 -
                 FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,063,130
        1,100    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,168,596
          810    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            858,632
        1,875    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,981,781

        3,345   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          3,609,288
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,178,080
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,168,420

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,091,620
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            842,835
                 Loan Note, Series 1999A, 6.500%, 10/01/24

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.1% (8.4% OF TOTAL INVESTMENTS)

          700   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            745,668
                 Series 2001A, 5.625%, 7/15/25

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,072,820
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.125%, 11/15/22 - FGIC Insured

        2,280   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          2,397,352
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            951,680
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          625   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            657,338
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        2,100   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          2,204,853
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured


                                       35


                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA     $      533,620
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        3,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,165,210
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          800    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            866,024
        1,300    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,378,325

        1,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          1,087,210
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,642,275
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 15.4% (10.6% OF TOTAL INVESTMENTS)

          525   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            592,132
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded to 7/15/10)

        1,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          1,313,125
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,520   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          6,176,770
                 Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***            296,985
        1,665    6.150%, 6/01/25 (Pre-refunded to 6/01/10)                            6/10 at 101.00      BBB***          1,876,671

           50   New York City, New York, General Obligation Bonds,                    5/09 at 101.00         AAA             53,919
                 Fiscal Series 1999J, 5.125%, 5/15/29 (Pre-refunded to
                 5/15/09) - MBIA Insured

          175   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            195,801
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 8/15/18 (Pre-refunded to 8/15/10) -
                 FSA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00       AA***            671,232
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        1,000   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,110,770
                 Trust Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded to 4/01/13) - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,192,020
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded to 4/01/14) - MBIA Insured

        1,000   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          1,096,760
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)

                Rye City School District, Westchester County, New York,
                General Obligation Bonds, Series 1999:
          130    5.600%, 8/15/17 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            140,395
          140    5.600%, 8/15/18 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            151,194
          140    5.600%, 8/15/19 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            151,194

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00      Aa2***          3,408,120
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded to 1/01/22)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00      BBB***          1,455,313
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded to 7/15/10)

        1,400   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00     BBB-***          1,627,682
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded
                 to 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.0% (6.9% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        2,300    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          2,418,933
        4,575    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          4,826,030

        2,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,147,740
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,126,340
                 Series 2000A, 5.250%, 11/15/30


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         600   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3     $      644,100
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001B,
                 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/13)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            266,593
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/14)

        1,065   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,124,244
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

          955   Suffolk County Industrial Development Agency, New York,                 No Opt. Call         N/R            974,940
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.8% (2.6% OF TOTAL INVESTMENTS)

        2,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          2,174,220
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,130   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          1,239,710
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          2,143,831
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     197,335   Total Long-Term Investments (cost $199,589,425) - 145.2%                                                211,556,792
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      3,144,232
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.4)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  145,701,024
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                        Portfolio of
                                INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      278,900
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5% (4.6% OF TOTAL INVESTMENTS)

          480   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            492,446
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            528,990
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          245   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            250,591
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        5,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          5,312,250
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.8% (11.2% OF TOTAL INVESTMENTS)

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,955,232
                 Bonds, St. Rose College, Series 2001A, 5.375%, 7/01/31 -
                 AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York, Revenue              8/11 at 102.00         AAA          2,123,105
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 -
                 AMBAC Insured

        2,190   Monroe County Industrial Development Agency, New York,                6/11 at 102.00          AA          2,317,962
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 2001, 5.250%, 6/01/26 - RAAI Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            251,703
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,142,647
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,101,110
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          2,098,300
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,265   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          1,342,722
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            572,970
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,070,290
                 Canisius College, Series 2000, 5.250%, 7/01/30 -
                 MBIA Insured

          900   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00         N/R            958,536
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.4% (12.4% OF TOTAL INVESTMENTS)

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            304,106
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          760   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            827,708
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A2            886,933
                 Health System Revenue Bonds, Series 1999A,
                 5.250%, 2/15/17

          500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            542,545
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         500   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2     $      498,105
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            498,120
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

                Dormitory Authority of the State of New York, Revenue Bonds,
                Nyack Hospital, Series 1996:
          115    6.000%, 7/01/06                                                      7/06 at 102.00          B2            115,712
          100    6.250%, 7/01/13                                                      7/06 at 102.00          B2             98,818

        1,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,593,990
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

          500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00          AA            527,470
                 Bonds, Franciscan Health Partnership Obligated Group -
                 Frances Shervier Home and Hospital, Series 1997,
                 5.500%, 7/01/17 - RAAI Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1          1,268,838
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

          860   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            904,152
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        1,240   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,357,986
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            521,575
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          3,233,010
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        2,505   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          2,707,103
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.550%, 8/15/29 -
                 AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         Ba2            517,175
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            456,760
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            643,349


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.8% (2.0% OF TOTAL INVESTMENTS)

          160   New York City Housing Development Corporation, New York,              5/11 at 101.00         Aa2            167,603
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,             11/11 at 100.00          AA          1,027,530
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            472,463
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            232,830

          500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            522,095
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          440   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            439,982
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5% (1.2% OF TOTAL INVESTMENTS)

        1,490   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,519,547
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.0% (2.1% OF TOTAL INVESTMENTS)

          525   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            551,534
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16


                                       39

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
$          50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A     $       51,192
          135    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            136,632

        2,150   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA          2,269,669
                 Bonds, Rehabilitation Association Pooled Loan Program 1,
                 Series 2001A, 5.000%, 7/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.9% (8.4% OF TOTAL INVESTMENTS)

        1,775   Bath Central School District, Steuben County, New York,               6/12 at 100.00         AAA          1,754,872
                 General Obligation Bonds, Series 2002, 4.000%, 6/15/18 -
                 FGIC Insured

          750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A+            816,210
                 Series 2004C, 5.250%, 8/15/16

          750   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            815,865
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
          750    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA            810,547
          750    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA            806,805

          400   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            430,724
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,134,500
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        3,630   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA          3,850,014
                 Series 1998H, 5.375%, 8/01/27 - MBIA Insured

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          250    5.250%, 7/01/23                                                      1/08 at 100.00          A3            260,018
          250    5.250%, 7/01/24                                                      1/08 at 100.00          A3            260,018


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.3% (17.9% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,099,370
                 Series 2003A, 5.250%, 11/01/21

        1,000   Metropolitan Transportation Authority, New York, State Service          No Opt. Call         AA-          1,142,140
                 Contract Refunding Bonds, Series 2002A, 5.750%, 1/01/17

        1,750   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          1,893,395
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            586,622
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,058,610
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,049,040
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,620
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA          1,146,184
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,205,100

                Dormitory Authority of the State of New York, Service Contract
                Bonds, Child Care Facilities Development Program, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,042,979
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,068,310

        2,300   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,645,322
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,060,740
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/21 -
                 MBIA Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
$       1,140    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA     $    1,211,090
          835    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            885,133
          500    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA            528,475

        2,100   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          2,276,841
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,091,620
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB          2,350,530
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.1% (12.2% OF TOTAL INVESTMENTS)

        2,000   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+          2,137,880
                 Series 2001A, 5.625%, 7/15/20

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          1,051,470
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/35 -
                 MBIA Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            951,680
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          375   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            394,403
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        1,300   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          1,364,909
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

        3,400   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          3,628,616
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        2,195   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,297,594
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          750    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            811,898
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,060,250

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,642,275
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            902,616
                 Lien General Purpose Revenue Refunding Bonds,
                 Series 2002E, 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.4% (10.2% OF TOTAL INVESTMENTS)

        2,750   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          3,024,945
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

          370   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA            396,814
                 Series 1998H, 5.375%, 8/01/27 (Pre-refunded to 8/01/08) -
                 MBIA Insured

          400   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00       AA***            447,488
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        4,205   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          4,579,539
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/21 (Pre-refunded to 1/01/11) - FSA Insured

        2,500   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          2,741,900
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/11 at 100.00         AAA          3,277,980
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded to 1/01/11)


                                       41

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                    Portfolio of INVESTMENTS September 30, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.1% (11.4% OF TOTAL INVESTMENTS)

$       5,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA     $    5,274,350
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 AMBAC Insured

        1,500   Long Island Power Authority, New York, Electric System General        5/11 at 100.00          A-          1,575,615
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        1,500   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          1,610,805
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/15 - CIFG Insured

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,006,680
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,111,580
                 Series 2000A, 5.250%, 11/15/40

          450   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            478,178
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory
                 put 11/15/12)

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,118,560
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,260,150
          750    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            754,650


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7% (6.2% OF TOTAL INVESTMENTS)

        6,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          6,522,660
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          1,104,260
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          1,096,590
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     132,875   Total Long-Term Investments (cost $135,063,835) - 140.8%                                                141,654,315
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.9%                                                                      5,952,133
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.7)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  100,606,448
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES September 30, 2005
                                                                                                          NEW YORK         NEW YORK
                                                                       NEW YORK          NEW YORK         DIVIDEND         DIVIDEND
                                                                          VALUE  PERFORMANCE PLUS        ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)             (NNP)            (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $142,161,291,
   $342,678,370, $199,589,425
   and $135,063,835, respectively)                                 $150,387,656      $363,575,598     $211,556,792     $141,654,315
Cash                                                                         --         2,576,828          208,369          424,186
Receivables:
   Interest                                                           2,096,247         5,133,054        3,052,307        2,002,085
   Investments sold                                                          --            80,009           35,066        3,592,845
Other assets                                                              3,749            40,720           11,237            7,079
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  152,487,652       371,406,209      214,863,771      147,680,510
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          135,577                --               --               --
Payable for investments purchased                                            --           541,616               --               --
Accrued expenses:
   Management fees                                                       69,056           192,140           77,100           41,252
   Other                                                                 47,189            91,681           62,955           25,731
Preferred share dividends payable                                           N/A            25,884           22,692            7,079
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 251,822           851,321          162,747           74,062
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                      N/A       124,300,000       69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $152,235,830      $246,254,888     $145,701,024     $100,606,448
====================================================================================================================================
Common shares outstanding                                            15,120,364        14,977,135        9,202,048        6,460,630
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      10.07      $      16.44     $      15.83     $      15.57
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204      $    149,771     $     92,020     $     64,606
Paid-in surplus                                                     144,256,690       218,126,391      130,644,900       91,711,912
Undistributed net investment income                                     226,770         1,858,442        1,013,776          724,270
Accumulated net realized gain (loss) from investments                  (625,199)        5,223,056        1,982,961        1,515,180
Net unrealized appreciation of investments                            8,226,365        20,897,228       11,967,367        6,590,480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $152,235,830      $246,254,888     $145,701,024     $100,606,448
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000       200,000,000        Unlimited        Unlimited
   Preferred                                                                N/A         1,000,000        Unlimited        Unlimited
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Year Ended September 30, 2005
                                                                                                          NEW YORK         NEW YORK
                                                                       NEW YORK          NEW YORK         DIVIDEND         DIVIDEND
                                                                          VALUE  PERFORMANCE PLUS        ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)             (NNP)            (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $7,770,383       $18,727,206      $10,659,025       $7,272,620
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         838,823         2,339,616        1,368,988          947,542
Preferred shares - auction fees                                             N/A           310,750          172,500          117,500
Preferred shares - dividend disbursing agent fees                           N/A            40,000           10,000           10,000
Shareholders' servicing agent fees and expenses                          45,137            43,907            4,576            1,707
Custodian's fees and expenses                                            45,135            88,314           58,987           43,480
Directors'/Trustees' fees and expenses                                    2,700             7,116            3,786            2,607
Professional fees                                                         9,877            23,487           17,654           14,330
Shareholders' reports - printing and mailing expenses                    23,801            31,917           12,238           14,000
Stock exchange listing fees                                              10,513            10,564           10,540              550
Investor relations expense                                               25,504            50,364           26,301           20,105
Other expenses                                                            7,555            31,708           13,680           17,341
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                          1,009,045         2,977,743        1,699,250        1,189,162
   Custodian fee credit                                                  (9,981)          (11,511)         (13,145)          (8,840)
   Expense reimbursement                                                     --                --         (519,873)        (444,460)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            999,064         2,966,232        1,166,232          735,862
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 6,771,319        15,760,974        9,492,793        6,536,758
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                    1,440,260         5,223,289        3,413,773        1,513,468
Change in net unrealized appreciation (depreciation)
   of investments                                                      (830,389)       (3,719,101)      (2,619,438)        (816,269)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                        609,871         1,504,188          794,335          697,199
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A        (2,030,536)      (1,210,994)        (824,602)
From accumulated net realized gains from investments                        N/A           (72,204)              --          (26,248)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A        (2,102,740)      (1,210,994)        (850,850)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $7,381,190       $15,162,422      $ 9,076,134       $6,383,107
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS
                                                                        NEW YORK VALUE (NNY)         NEW YORK PERFORMANCE PLUS (NNP)
                                                                    ------------------------------   -------------------------------
                                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                         9/30/05           9/30/04          9/30/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $  6,771,319       $ 6,798,666     $ 15,760,974    $ 16,134,725
Net realized gain from investments                                     1,440,260           132,488        5,223,289       1,824,681
Change in net unrealized appreciation
   (depreciation) of investments                                        (830,389)          466,990       (3,719,101)      1,127,468
Distributions to Preferred Shareholders:
   From net investment income                                                N/A               N/A       (2,030,536)       (886,866)
   From accumulated net realized gains from investments                      N/A               N/A          (72,204)       (186,069)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       7,381,190         7,398,144       15,162,422      18,013,939
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (6,459,423)       (6,501,758)     (14,852,006)    (15,189,215)
From accumulated net realized gains from investments                          --                --       (1,194,491)     (3,791,706)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (6,459,423)       (6,501,758)     (16,046,497)    (18,980,921)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                          --               --               --          329,405
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                            --               --               --          329,405
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                           921,767           896,386         (884,075)       (637,577)

Net assets applicable to Common
   shares at the beginning of year                                   151,314,063       150,417,677      247,138,963     247,776,540
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                        $152,235,830      $151,314,063     $246,254,888    $247,138,963
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $    226,770      $    (79,491)    $  1,858,442    $  2,987,290
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (continued)
                                                                               NEW YORK                          NEW YORK
                                                                       DIVIDEND ADVANTAGE (NAN)          DIVIDEND ADVANTAGE 2 (NXK)
                                                                     -----------------------------      ----------------------------
                                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                         9/30/05           9/30/04          9/30/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 9,492,793       $ 9,791,179      $ 6,536,758     $ 6,612,378
Net realized gain from investments                                     3,413,773           668,102        1,513,468         445,277
Change in net unrealized appreciation
   (depreciation) of investments                                      (2,619,438)          788,470         (816,269)        840,985
Distributions to Preferred Shareholders:
   From net investment income                                         (1,210,994)         (594,153)        (824,602)       (401,396)
   From accumulated net realized gains from investments                       --                --          (26,248)        (19,972)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       9,076,134        10,653,598        6,383,107       7,477,272
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (9,067,881)       (9,100,079)      (6,141,020)     (6,159,904)
From accumulated net realized gains from investments                          --                --         (399,692)       (312,224)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (9,067,881)       (9,100,079)      (6,540,712)     (6,472,128)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                     100,992           152,416           57,704              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                       100,992           152,416           57,704              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                           109,245         1,705,935          (99,901)      1,005,144
Net assets applicable to Common
   shares at the beginning of year                                   145,591,779       143,885,844      100,706,349      99,701,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                        $145,701,024      $145,591,779     $100,606,448    $100,706,349
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $  1,013,776      $  1,857,724     $    724,270    $  1,155,577
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service of the Board of Directors'/Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, New York Performance Plus (NNP) had outstanding delayed delivery purchase commitments of $541,616. There were no such outstanding purchase commitments in any of the other Funds.

Notes to
    FINANCIAL STATEMENTS (continued)



Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended September 30, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:
                                              NEW YORK     NEW YORK     NEW YORK
                                           PERFORMANCE     DIVIDEND     DIVIDEND
                                                  PLUS    ADVANTAGE  ADVANTAGE 2
                                                 (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      1,600           --           --
   Series T                                        800           --           --
   Series W                                      2,000           --        1,880
   Series TH                                        --           --           --
   Series F                                        572        2,760           --
--------------------------------------------------------------------------------
Total                                            4,972        2,760        1,880
================================================================================

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended September 30, 2005.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                                                               NEW YORK
                                                           NEW YORK VALUE (NNY)         PERFORMANCE PLUS (NNP)
                                                        ------------------------     ---------------------------
                                                               YEAR         YEAR            YEAR        YEAR
                                                              ENDED        ENDED           ENDED       ENDED
                                                            9/30/05      9/30/04         9/30/05     9/30/04
----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                          --           --              --      19,528
================================================================================================================
                                                                NEW YORK                      NEW YORK
                                                        DIVIDEND ADVANTAGE (NAN)      DIVIDEND ADVANTAGE 2 (NXK)
                                                        ------------------------     ---------------------------
                                                               YEAR         YEAR            YEAR        YEAR
                                                              ENDED        ENDED           ENDED       ENDED
                                                            9/30/05      9/30/04         9/30/05     9/30/04
----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                       6,166        9,362           3,630          --
================================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended September 30, 2005, were as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Purchases               $30,131,499    $59,586,483    $42,404,353    $28,018,987
Sales and maturities     26,796,727     63,352,801     42,065,847     32,002,641
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Cost of investments    $141,932,975   $342,395,212   $199,516,598   $135,021,784
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation          $8,737,310   $22,260,949     $12,254,287    $6,793,839
   Depreciation            (282,629)   (1,080,563)       (214,093)     (161,308)
--------------------------------------------------------------------------------
Net unrealized
  appreciation of
  investments            $8,454,681   $21,180,386     $12,040,194    $6,632,531
================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2005, were as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Undistributed net
  tax-exempt income *      $535,229     $2,747,947     $1,686,003    $1,162,793
Undistributed net
  ordinary income **             --         21,435             --        30,315
Undistributed net
  long-term capital gains        --      5,223,056      1,982,961     1,502,376
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2005, paid on October 3, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, was designated for purposes of the dividends paid deduction as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
2005                          (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Distributions from net
  tax-exempt income      $6,441,278    $16,930,267    $10,302,766    $6,979,318
Distributions from
  net ordinary income **     17,730         34,069             --         3,548
Distributions from net
  long-term capital gains        --      1,266,695             --       425,821
================================================================================

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
2004                          (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Distributions from net
  tax-exempt income      $6,531,999    $16,052,941     $9,686,993    $6,562,486
Distributions from net
  ordinary income **             --         11,164             --         5,285
Distributions from net
  long-term capital gains        --      3,977,775             --       328,604
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2005, New York Value (NNY) had unused capital loss carryforwards of $625,199 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in 2012.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components -- a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding New York Value (NNY)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                            NEW YORK PERFORMANCE PLUS (NNP)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)



AVERAGE DAILY NET ASSETS                       NEW YORK DIVIDEND ADVANTAGE (NAN)
(INCLUDING NET ASSETS                        NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
JULY 31,                                             JULY 31,
--------------------------------------------------------------------------------

1999*                     .30%                       2005                   .25%
2000                      .30                        2006                   .20
2001                      .30                        2007                   .15
2002                      .30                        2008                   .10
2003                      .30                        2009                   .05
2004                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
MARCH 31,                                            MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                       2007                   .25%
2002                      .30                        2008                   .20
2003                      .30                        2009                   .15
2004                      .30                        2010                   .10
2005                      .30                        2011                   .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Directors/Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

Notes to
    FINANCIAL STATEMENTS (continued)



7. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on November 1, 2005, to shareholders of record on October 15, 2005, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0355       $.0780       $.0785       $.0760
================================================================================

Financial
       HIGHLIGHTS

                        Financial
                               HIGHLIGHTS

        Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                              Less Distributions
                               -------------------------------------------------------------------  --------------------------------
                                                          Distributions    Distributions
                                                               from Net             from              From Net
                   Beginning                                 Investment          Capital            Investment     Capital
                      Common                        Net       Income to         Gains to             Income to    Gains to
                       Share          Net     Realized/       Preferred        Preferred                Common      Common
                   Net Asset   Investment    Unrealized          Share-           Share-                Share-      Share-
                       Value       Income    Gain (Loss)        holders+         holders+    Total     holders     holders    Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                  $10.01        $ .45        $  .04            $N/A             $N/A      $.49      $ (.43)       $ --   $ (.43)
2004                    9.95          .45           .04             N/A              N/A       .49        (.43)         --     (.43)
2003                   10.16          .44          (.19)            N/A              N/A       .25        (.46)         --     (.46)
2002                    9.86          .47           .32             N/A              N/A       .79        (.49)         --     (.49)
2001                    9.51          .50           .36             N/A              N/A       .86        (.51)         --     (.51)

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                   16.50         1.05           .10            (.14)              --      1.01        (.99)       (.08)   (1.07)
2004                   16.57         1.08           .18            (.06)            (.01)     1.19       (1.01)       (.25)   (1.26)
2003                   17.11         1.10          (.34)           (.06)            (.02)      .68        (.99)       (.23)   (1.22)
2002                   15.95         1.13          1.07            (.11)              --      2.09        (.93)         --     (.93)
2001                   14.67         1.16          1.26            (.26)              --      2.16        (.88)         --     (.88)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                   15.83         1.03           .09            (.13)              --       .99        (.99)         --     (.99)
2004                   15.66         1.06           .16            (.06)              --      1.16        (.99)         --     (.99)
2003                   15.85         1.07          (.24)           (.07)              --       .76        (.95)         --     (.95)
2002                   14.86         1.07           .89            (.11)              --      1.85        (.86)         --     (.86)
2001                   13.42         1.08          1.40            (.24)              --      2.24        (.80)         --     (.80)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                   15.60         1.01           .10            (.13)              --       .98        (.95)       (.06)   (1.01)
2004                   15.44         1.02           .20            (.06)              --      1.16        (.95)       (.05)   (1.00)
2003                   15.62         1.04          (.18)           (.07)            (.01)      .78        (.91)       (.06)    (.97)
2002                   14.55         1.04           .99            (.11)              --      1.92        (.85)         --     (.85)
2001(a)                14.33          .44           .33            (.07)              --       .70        (.35)         --     (.35)
====================================================================================================================================
                                                                          Total Returns
                                                                      --------------------
                                                                                   Based
                              Offering                                                on
                             Costs and       Ending                               Common
                             Preferred       Common                    Based       Share
                                 Share        Share       Ending          on         Net
                          Underwriting    Net Asset       Market      Market       Asset
                             Discounts        Value        Value       Value**     Value**
==========================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                              $ --       $10.07       $ 9.26        5.88%       4.95%
2004                                --        10.01         9.15        5.29        5.04
2003                                --         9.95         9.11        1.65        2.59
2002                                --        10.16         9.42        4.55        8.26
2001                                --         9.86         9.49       14.66        9.23

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                --        16.44        16.01        9.37        6.29
2004                                --        16.50        15.66        8.19        7.55
2003                                --        16.57        15.66        1.88        4.25
2002                                --        17.11        16.60       14.44       13.65
2001                                --        15.95        15.39       15.56       15.01

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                --        15.83        16.11       14.24        6.38
2004                                --        15.83        15.01        6.13        7.68
2003                                --        15.66        15.09        3.86        5.04
2002                                --        15.85        15.47       13.57       12.95
2001                                --        14.86        14.44       24.06       16.98

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                --        15.57        15.34       10.61        6.45
2004                                --        15.60        14.82        9.02        7.80
2003                               .01        15.44        14.55        5.35        5.39
2002                                --        15.62        14.78        8.48       13.67
2001(a)                           (.13)       14.55        14.46       (1.29)       4.02
==========================================================================================
                                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------------------------------
                                                  Before Credit/Reimbursement        After Credit/Reimbursement***
                                                ------------------------------      ------------------------------
                                                                Ratio of Net                        Ratio of Net
                                                  Ratio of        Investment          Ratio of        Investment
                                    Ending        Expenses         Income to          Expenses         Income to
                                       Net      to Average           Average        to Average           Average
                                    Assets      Net Assets        Net Assets        Net Assets        Net Assets
                                Applicable      Applicable        Applicable        Applicable        Applicable      Portfolio
                                 to Common       to Common         to Common         to Common         to Common       Turnover
                               Shares (000)         Shares++          Shares++          Shares++          Shares++         Rate
================================================================================================================================
NEW YORK VALUE (NNY)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                              $152,236             .66%             4.44%              .66%             4.45%            18%
2004                               151,314             .72              4.52               .72              4.52              9
2003                               150,418             .88              4.37               .87              4.38             10
2002                               153,580             .79              4.76               .78              4.76             11
2001                               149,138             .76              5.13               .74              5.15             23

NEW YORK PERFORMANCE
PLUS (NNP)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                               246,255            1.20              6.36              1.20              6.37             16
2004                               247,139            1.21              6.58              1.21              6.59              5
2003                               247,777            1.22              6.67              1.21              6.67             14
2002                               255,890            1.24              7.08              1.23              7.09             19
2001                               238,599            1.29              7.47              1.28              7.49             19

NEW YORK DIVIDEND
ADVANTAGE (NAN)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                               145,701            1.16              6.13               .80              6.50             20
2004                               145,592            1.17              6.38               .74              6.81              8
2003                               143,886            1.19              6.50               .74              6.95              8
2002                               145,599            1.21              6.76               .75              7.22             11
2001                               136,441            1.25              7.01               .78              7.49             18

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                               100,606            1.18             6.01                .73              6.46             19
2004                               100,706            1.17             6.19                .72              6.64              7
2003                                99,701            1.19             6.41                .75              6.85              8
2002                               100,886            1.21             6.69                .74              7.16             16
2001(a)                             93,965            1.12*            5.63*               .69*             6.06*            11
================================================================================================================================
                                     Preferred Shares at End of Period
                                -------------------------------------------
                                  Aggregate     Liquidation
                                     Amount       and Market         Asset
                                Outstanding            Value      Coverage
                                       (000)       Per Share     Per Share
===========================================================================
NEW YORK VALUE (NNY)
---------------------------------------------------------------------------
Year Ended 9/30:
2005                                 $  N/A           $  N/A         $ N/A
2004                                    N/A              N/A           N/A
2003                                    N/A              N/A           N/A
2002                                    N/A              N/A           N/A
2001                                    N/A              N/A           N/A

NEW YORK PERFORMANCE
PLUS (NNP)
---------------------------------------------------------------------------
Year Ended 9/30:
2005                                124,300           25,000        74,528
2004                                124,300           25,000        74,706
2003                                124,300           25,000        74,834
2002                                124,300           25,000        76,466
2001                                124,300           25,000        72,988

NEW YORK DIVIDEND
ADVANTAGE (NAN)
---------------------------------------------------------------------------
Year Ended 9/30:
2005                                 69,000           25,000        77,790
2004                                 69,000           25,000        77,751
2003                                 69,000           25,000        77,133
2002                                 69,000           25,000        77,753
2001                                 69,000           25,000        74,435

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
---------------------------------------------------------------------------
Year Ended 9/30:
2005                                 47,000           25,000        78,514
2004                                 47,000           25,000        78,567
2003                                 47,000           25,000        78,033
2002                                 47,000           25,000        78,663
2001(a)                              47,000           25,000        74,981
===========================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period March 27, 2001 (commencement of operations) through September 30, 2001.

                                 See accompanying notes to financial statements.


                                  56-57 SPREAD

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1)     Chairman of        1994    Chairman (since 1996) and Director of Nuveen Investments,             155
3/28/49                        the Board                  Inc., Nuveen Investments, LLC, Nuveen Advisory Corp. and
333 W. Wacker Drive            and Trustee                Nuveen Institutional Advisory Corp.(3); Director (since 1996)
Chicago, IL 60606                                         of Institutional Capital Corporation; Chairman and Director
                                                          (since 1997) of Nuveen Asset Management; Chairman and
                                                          Director of Rittenhouse Asset Management, Inc. (since 1999);
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (since 1989) as Senior Vice President of The                  155
7/29/34                                                   Northern Trust Company; Director (since 2002) Community
333 W. Wacker Drive                                       Advisory Board for Highland Park and Highwood, United
Chicago, IL 60606                                         Way of the North Shore.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       155
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire Group, a publicly held company; Adjunct Faculty Member,
Chicago, IL 60606                                         University of Iowa; Director, Gazette Companies; Life Trustee
                                                          of Coe College; Director, Iowa College Foundation; formerly,
                                                          Director, Alliant Energy; formerly, Director, Federal Reserve
                                                          Bank of Chicago; formerly, President and Chief Operating Officer,
                                                          SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                155
3/6/48                                                    Business at the University of Connecticut (since 2002);
333 W. Wacker Drive                                       previously, Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003); Director
                                                          (since 1997), Credit Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation.

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert               Board member       2005    Retired (since 2004) as Chairman, JPMorgan Fleming Asset              153
10/28/42                                                  Management, President and CEO, Banc One Investment
333 W. Wacker Drive                                       Advisors Corporation, and President, One Group Mutual
Chicago, IL 60606                                         Funds; prior thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One Investment Management
                                                          Group; Board of Regents, Luther College; currently a member of the American and Wisconsin Bar Associations.


                                       58

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Chairman, formerly, Senior Partner and Chief Operating                155
9/24/44                                                   Officer (retired, December 2004), Miller-Valentine Partners
333 W. Wacker Drive                                       Ltd., a real estate investment company; formerly, Vice
Chicago, IL 60606                                         President, Miller-Valentine Realty, a construction company;
                                                          Chair of the Finance Committee and member of the Audit
                                                          Committee of Premier Health Partners, the not-for-profit
                                                          company of Miami Valley Hospital; President, Dayton
                                                          Philharmonic Orchestra Association; Board Member,
                                                          Regional Leaders Forum, which promotes cooperation on
                                                          economic development issues; Director and Immediate
                                                          Past Chair, Dayton Development Coalition; formerly, Member,
                                                          Community Advisory Board, National City Bank, Dayton,
                                                          Ohio and Business Advisory Council, Cleveland Federal
                                                          Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     155
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine             Board member       2005    Senior Vice President for Business and Finance,                       155
1/22/50                                                   Northwestern University (since 1997); Director (since 2003),
333 W. Wacker Drive                                       Chicago Board Options Exchange; Director (since 2003),
Chicago, IL 60606                                         National Mentor Holdings, a privately-held, national provider of home and community-based services; Chairman (since
                                                          1997), Board of Directors, Rubicon, a pure captive insurance company owned by Northwestern University; Director (since
                                                          1997), Evanston Chamber of Commerce and Evanston
                                                          Inventure, a business development organization.
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               155
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel, of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (2002-2004), General Counsel (1998-2004)
                                                          and Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                          Managing Director (since 2002) and Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          1997), of Nuveen Asset Management; Managing Director
                                                          (since 2004) and Assistant Secretary (since 1994) of Nuveen
                                                          Investments, Inc.; Assistant Secretary of NWQ Investment
                                                          Management Company, LLC. (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management,
                                                          Inc. (since 2003); Chartered Financial Analyst.


                                       59


Board Members
       AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos             Vice President     2004    Managing Director (since 2005), formerly Vice President               155
9/22/63                                                   (since 2002); formerly, Assistant Vice President (since 2000)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 155
2/3/66                         and Assistant              President (since 2000) of Nuveen Investments, LLC.
333 W. Wacker Drive            Secretary
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999); Vice          155
11/28/67                       and Treasurer              President and Treasurer (since 1999) of Nuveen Investments,
333 W. Wacker Drive                                       Inc.; Vice President and Treasurer (1999-2004) of Nuveen
Chicago, IL 60606                                         Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                          Vice President and Treasurer of Nuveen Asset Management
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC. (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     1998    Vice President (since 2002), Assistant Secretary and                  155
9/24/64                        and Secretary              Assistant General Counsel (since 1998) formerly, Assistant
333 W. Wacker Drive                                       Vice President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                         Vice President (2002-2004) and Assistant Secretary (1998-2004)
                                                          formerly, Assistant Vice President of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp.(3); Vice President and
                                                          Assistant Secretary (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004), formerly, Vice President of           155
10/24/45                                                  Nuveen Investments, LLC, Managing Director (2004) formerly,
333 W. Wacker Drive                                       Vice President (1998-2004) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.(3); Managing Director
                                                          (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002), formerly, Vice President of           155
3/2/64                                                    Nuveen Investments; Managing Director (1997-2004) of
333 W. Wacker Drive                                       Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp.(3); Managing Director of Nuveen Asset Management
                                                          (since 2001); Vice President of Nuveen Investments Advisers
                                                          Inc. (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         155
5/31/54                        and Controller             of Nuveen Investments, LLC; formerly, Vice President and
333 W. Wacker Drive                                       Funds Controller (1998-2004) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi                Vice President     2004    Vice President and Deputy Director of Compliance (since 2004)         155
4/13/56                        and Chief                  of Nuveen Investments, LLC, Nuveen Investments Advisers Inc.,
333 W. Wacker Drive            Compliance                 Nuveen Asset Management and Rittenhouse Asset Management,
Chicago, IL 60606              Officer                    Inc.; previously, Vice President and Deputy Director of Compliance
                                                          (2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                          Corp.(3); formerly, Senior Attorney (1994-2004), The Northern
                                                          Trust Company.


                                       60

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    155
3/22/63                                                   LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President of Nuveen Investments, LLC (since 1999).               155
8/27/61
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             155
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(3); Vice President (since 2005)
                                                          and Assistant Secretary of Nuveen Investments, Inc.; Vice
                                                          President (since 2005) and Assistant Secretary (since 1997)
                                                          of Nuveen Asset Management; Vice President (since 2000),
                                                          Assistant Secretary and Assistant General Counsel (since
                                                          1998) of Rittenhouse Asset Management, Inc.; Vice President
                                                          and Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Assistant Secretary of NWQ Investment
                                                          Management Company, LLC (since 2002).

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.
(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.
(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.
(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM.


THE APPROVAL PROCESS

To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by NAM; the organization of NAM, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") and if available, with recognized or, in certain cases, customized benchmarks; the profitability of NAM and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of NAM in providing the various services; the management fees of NAM, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of NAM's management fees with the fees NAM assesses to other types of investment products or accounts, if any; the soft dollar practices of NAM; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by NAM and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, extent and quality of NAM's services, the Trustees reviewed information concerning the types of services that NAM or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group and, if available, recognized benchmarks or, in certain cases, customized benchmarks (as described in further detail in Section B below); information describing NAM's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of NAM. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of NAM's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of NAM. In their review of advisory contracts for the fixed income funds, such as the Funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including:

preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

With respect to services provided to municipal funds, such as the Funds, the Trustees also noted, among other things, the enhancements NAM implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify NAM's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments). With respect to certain of the Nuveen funds with a less seasoned portfolio, the Trustees also noted the hedging program implemented for such funds and the team responsible for developing, implementing and monitoring the hedging procedures. The hedging program was designed to help maintain the applicable fund's duration within certain benchmarks.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group and, if available, its performance compared to recognized and, in certain cases, customized benchmarks. Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group.

For state municipal funds, such as the Funds, the performance data included, among other things, the respective Fund's performance relative to its peers. More specifically, a Fund's one-, three- and five-year total returns (as available) for the periods ending December 31, 2004 were evaluated relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all the funds in the Peer Group, subject to the following. Certain state municipal Nuveen funds do not have a corresponding Peer Group in which case their performance is measured against a state-specific municipal index compiled by an independent third party. Such indices measure bond performance rather than fund performance. The closed-end funds that utilize such indices are from Connecticut, Georgia, Maryland, Missouri, North Carolina, Texas and Virginia. Based on their review, the Trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

   1. FEES AND EXPENSES

   In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of NAM, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursements and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in the Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect these Economies of Scale." In their review of the fee and expense information provided, including, in particular, the expense ratios of the unaffiliated funds in the respective Peer Group, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to such peers.

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)



   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

   The Trustees further compared the fees of NAM to the fees NAM assessed for other types of clients investing in municipal funds (such as municipal managed accounts). With respect to such separately managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investment policies, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. PROFITABILITY OF ADVISER

   In conjunction with its review of fees, the Trustees also considered NAM's profitability. The Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed NAM's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. With respect to Funds with outstanding preferred shares and new Funds, the Trustees considered revenues received by Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS

Nuveen, until recently, was a majority-owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which would ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered for each Fund the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

G. APPROVAL

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreements should be approved, and that the new, post-change of control NAM Investment Management Agreements be approved and recommended to shareholders.

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $125 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                o Share prices
                                                o Fund details
           Learn more                           o Daily financial news
about Nuveen Funds at                           o Investor education
   WWW.NUVEEN.COM/ETF                           o Interactive planning tools



Logo: NUVEEN Investments


                                                                     EAN-A-0905D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                   Nuveen New York Municipal Value Fund, Inc.

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                           AUDIT FEES BILLED      AUDIT-RELATED FEES             TAX FEES         ALL OTHER FEES
FISCAL YEAR ENDED                               TO FUND             BILLED TO FUND            BILLED TO FUND      BILLED TO FUND
----------------------------------------------------------------------------------------------------------------------------------
September 30, 2005                                     $ 9,213                       $ 0                    $ 417             $ 0
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                                                   0%                       0%              0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------
September 30, 2004                                     $ 8,746                       $ 0                    $ 364             $ 0
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                                                   0%                       0%              0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services for tax advice, tax compliance, and tax planning.



                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                         AUDIT-RELATED FEES      TAX FEES BILLED TO          ALL OTHER FEES
                                         BILLED TO ADVISER AND        ADVISER AND           BILLED TO ADVISER
                                            AFFILIATED FUND         AFFILIATED FUND        AND AFFILIATED FUND
                                           SERVICE PROVIDERS       SERVICE PROVIDERS        SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------
September 30, 2005                                         $ 0                 $ 282,575                      $ 0
------------------------------------------------------------------------------------------------------------------
Percentage approved                                         0%                        0%                       0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------
September 30, 2004                                         $ 0                       $ 0                      $ 0
------------------------------------------------------------------------------------------------------------------
Percentage approved                                         0%                        0%                       0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" are primarily fees billed to the Adviser for Fund tax return preparation.


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                                TOTAL NON-AUDIT FEES
                                                                 BILLED TO ADVISER AND
                                                                AFFILIATED FUND SERVICE    TOTAL NON-AUDIT FEES
                                                                PROVIDERS (ENGAGEMENTS    BILLED TO ADVISER AND
                                                                RELATED DIRECTLY TO THE   AFFILIATED FUND SERVICE
                                         TOTAL NON-AUDIT FEES  OPERATIONS AND FINANCIAL    PROVIDERS (ALL OTHER
                                            BILLED TO FUND      REPORTING OF THE FUND)         ENGAGEMENTS)            TOTAL
----------------------------------------------------------------------------------------------------------------------------------
September 30, 2005                                       $ 417                 $ 282,575                      $ 0       $ 282,992
September 30, 2004                                       $ 364                       $ 0                      $ 0           $ 364

The above "Non-Audit Fees billed to Adviser" for 2005 include "Tax-Fees" billed to Adviser in the amount of $282,575 from previous table.


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider and Eugene S. Sunshine.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Municipal Value Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.